Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.7%)
Communication Services (1.9%)
	Omnicom Group Inc.	789,400	67,881
	Activision Blizzard Inc.	578,500	44,296
	Warner Music Group Corp. Class A	215,980	7,872
			120,049
Consumer Discretionary (16.1%)
	Gildan Activewear Inc.	3,479,628	109,017
*	Taylor Morrison Home Corp. Class A	2,575,843	92,215
	Lear Corp.	545,377	79,505
*	Skechers USA Inc. Class A	1,447,313	69,688
	Newell Brands Inc.	4,134,510	65,987
	Gentex Corp.	2,217,574	65,441
	Gap Inc.	4,629,193	62,818
	Magna International Inc.	923,402	59,966
*	Helen of Troy Ltd.	525,880	59,482
*	M/I Homes Inc.	893,000	53,401
	PVH Corp.	586,275	52,706
*	CarMax Inc.	701,040	49,388
	Hasbro Inc.	803,336	47,533
	American Eagle Outfitters Inc.	2,764,660	44,622
*	Mohawk Industries Inc.	368,505	44,243
	Whirlpool Corp.	238,100	37,046
	Hanesbrands Inc.	3,982,200	33,610
			1,026,668
Consumer Staples (0.9%)
	Ingredion Inc.	271,800	27,941
	Spectrum Brands Holdings Inc.	381,651	25,906
			53,847
Energy (3.8%)
	Civitas Resources Inc.	894,142	59,505
	Williams Cos. Inc.	1,616,200	52,106
	NOV Inc.	2,072,924	50,662
	Halliburton Co.	1,164,105	47,985
*	TechnipFMC plc	1,011,731	14,053
	Chord Energy Corp.	95,000	13,616
*	Vitesse Energy Inc.	268,443	4,285
			242,212
Financials (25.3%)
	Fidelity National Financial Inc.	2,372,466	104,460
	Unum Group	2,337,048	98,226
	Globe Life Inc.	771,667	93,256
	Jefferies Financial Group Inc.	2,280,878	89,593

		Shares	Market Value ($000)
	State Street Corp.	921,970	84,204
	Equitable Holdings Inc.	2,353,647	75,481
	CNO Financial Group Inc.	2,781,935	71,663
	Voya Financial Inc.	937,715	65,424
	Essent Group Ltd.	1,314,260	57,867
	KeyCorp.	2,888,324	55,427
	Regions Financial Corp.	2,149,320	50,595
	Axis Capital Holdings Ltd.	804,303	50,325
*	Brookfield Asset Management Ltd. Class A	1,525,030	49,792
	Radian Group Inc.	2,170,000	47,957
	Progressive Corp.	313,987	42,812
	CNA Financial Corp.	970,889	42,292
	Fifth Third Bancorp	1,122,424	40,733
*	Genworth Financial Inc. Class A	7,156,600	39,504
	Reinsurance Group of America Inc.	252,418	38,309
	M&T Bank Corp.	238,410	37,192
	Webster Financial Corp.	703,913	37,061
	Cboe Global Markets Inc.	288,500	35,451
	RenaissanceRe Holdings Ltd.	178,160	34,864
*	Arch Capital Group Ltd.	532,979	34,297
	Loews Corp.	521,400	32,056
	Allstate Corp.	236,315	30,359
	Synchrony Financial	775,850	28,497
	Invesco Ltd.	1,529,420	28,310
	American International Group Inc.	388,682	24,572
	FirstCash Holdings Inc.	247,630	22,827
	MGIC Investment Corp.	1,612,799	22,773
	Everest Re Group Ltd.	51,771	18,104
	Ally Financial Inc.	500,000	16,245
	Navient Corp.	479,339	9,093
			1,609,621
Health Care (7.2%)
	Fresenius Medical Care AG & Co. KGaA ADR	4,399,039	82,394
	Cardinal Health Inc.	772,569	59,681
*	Integra LifeSciences Holdings Corp.	965,775	55,339
	Perrigo Co. plc	1,476,341	55,245
	DENTSPLY SIRONA Inc.	1,424,700	52,472
	Baxter International Inc.	962,820	43,991
*	Henry Schein Inc.	429,802	37,027
	Laboratory Corp. of America Holdings	142,400	35,902
*	Enovis Corp.	546,409	34,396
*	Syneos Health Inc.	6,149	221
			456,668
Industrials (18.1%)
*	AerCap Holdings NV	3,504,801	221,538
	Terex Corp.	1,724,030	87,874
	Esab Corp.	1,101,330	63,668
*	IAA Inc.	1,419,592	59,240
	BWX Technologies Inc.	833,545	50,729
	Westinghouse Air Brake Technologies Corp.	470,769	48,870
*	MasTec Inc.	487,571	47,894
	Woodward Inc.	461,755	47,219
	AMETEK Inc.	323,710	46,912
	Stanley Black & Decker Inc.	505,350	45,133
	Enerpac Tool Group Corp. Class A	1,539,856	40,868
	Acuity Brands Inc.	213,154	40,184
	Triton International Ltd.	551,700	38,972

		Shares	Market Value ($000)
*	JetBlue Airways Corp.	4,790,529	38,324
	MSC Industrial Direct Co. Inc. Class A	457,552	37,840
	Fortune Brands Innovations Inc.	572,191	36,912
	Armstrong World Industries Inc.	472,630	36,586
*	JELD-WEN Holding Inc.	2,664,409	33,705
*	Gates Industrial Corp. plc	2,455,530	32,438
	Textainer Group Holdings Ltd.	746,360	25,302
	MDU Resources Group Inc.	781,863	24,167
	PACCAR Inc.	216,850	23,704
	Snap-on Inc.	56,185	13,975
*	Air France KLM ADR	4,102,756	7,057
	Masterbrand Inc.	572,191	5,264
			1,154,375
Information Technology (9.9%)
*	Arrow Electronics Inc.	957,548	112,502
	Avnet Inc.	1,564,918	71,798
	TE Connectivity Ltd.	479,540	60,974
	Open Text Corp.	1,766,900	59,280
	Cognizant Technology Solutions Corp. Class A	839,956	56,067
	MKS Instruments Inc.	536,880	54,934
	Amdocs Ltd.	528,363	48,572
	SS&C Technologies Holdings Inc.	790,883	47,730
*	Celestica Inc.	3,057,329	40,754
	Micron Technology Inc.	524,649	31,636
	Genpact Ltd.	505,149	23,883
	Juniper Networks Inc.	392,407	12,675
	Hewlett Packard Enterprise Co.	712,568	11,494
			632,299
Materials (6.9%)
	Dow Inc.	1,324,763	78,625
	Olin Corp.	1,093,779	70,647
	US Steel Corp.	2,268,700	64,635
*	Axalta Coating Systems Ltd.	1,982,429	59,671
*	IAMGOLD Corp.	14,779,630	41,531
	Kinross Gold Corp.	8,320,709	38,608
*	Eldorado Gold Corp.	3,834,000	36,653
	Centerra Gold Inc.	3,735,276	24,018
*	Equinox Gold Corp.	2,671,383	12,227
	Mosaic Co.	239,370	11,858
			438,473
Real Estate (2.5%)
*	CBRE Group Inc. Class A	752,554	64,351
*	Howard Hughes Corp.	474,941	40,603
	DiamondRock Hospitality Co.	2,318,654	22,329
	Vornado Realty Trust	716,742	17,481
	Park Hotels & Resorts Inc.	1,024,815	15,075
			159,839
Utilities (2.1%)
	Edison International	1,047,544	72,176
	Atmos Energy Corp.	303,473	35,670
	Constellation Energy Corp.	141,989	12,120
	Entergy Corp.	110,564	11,972
			131,938
Total Common Stocks (Cost $4,980,626)			6,025,989

		Shares	Market Value ($000)
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[1]	Vanguard Market Liquidity Fund, 4.437% (Cost $318,692)	3,187,771	318,745
Total Investments (99.7%) (Cost $5,299,318)			6,344,734
Other Assets and Liabilities—Net (0.3%)			21,795
Net Assets (100%)			6,366,529
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	707	144,582	6,855
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.